PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	7	8
Investment Horizon	10 years	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	23	21
Investment Horizon		20 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	9	9
Investment Horizon	10 years	10 years
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	14	14
Investment Horizon		20 years
Midstream | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	10	10
Investment Horizon	5 years	5 years
Midstream | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Interest rate, measurement input | Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.07	0.07
Interest rate, measurement input | Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.14	0.14
Interest rate, measurement input | Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.07	0.07
Interest rate, measurement input | Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.13	0.13
Interest rate, measurement input | Midstream | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.15